UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 83.47%

Automobile Manufacturing - 1.46%
25,000	BMW Bank of North America, 1.250%, 03/12/2018	$ 24,986

Banking-Global - 1.16%
20,000	Corpbanca, 3.125%, 01/15/2018	19,922

Chemicals Domestic - 2.90%
25,000	Dow Chemical Co., 1.850%, 11/15/2017	24,829
25,000	Dow Chemical Co., 1.900%, 03/15/2018	24,809
		49,638
Commerce-Banks Central US - 12.53%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	63,181
50,000	GE Capital Retail Bank CD, 1.750%, 04/05/2017	50,425
50,000	GE Capital Retail Bank CD, 1.500%, 03/28/2018	50,066
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,657
		214,329
Commerce-Banks Eastern US - 18.79%
25,000	CIT Bank CD, 1.650%, 12/05/2019	24,558
50,000	Discover Bank CD, 1.450%, 03/01/2017	50,805
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,501
35,000	Goldman Sachs Bank CD, 1.600%, 03/11/2019	34,921
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,000
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,590
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,160
20,000	Goldman Sachs Bank CD, 2.000%, 06/04/2019	19,998
		321,533
Commercial Service-Finance - 4.37%
25,000	Air Lease Corp., 2.125%, 01/15/2018	24,750
50,000	GATX Corp., 2.500%, 07/30/2019	50,038
		74,788
Diversified Banking Institution - 11.78%
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	25,113
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,134
50,000	Morgan Stanley, 3.450%, 11/02/2015	50,113
50,000	Royal Bank of Canada, 2.000%, 01/29/2021	52,024
50,000	Royal Bank of Canada, 2.250%, 03/19/2021	49,214
		201,598
Electric & Other Services Combined - 1.18%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,115

Finance-Auto Loans - 1.45%
25,000	Ford Motor Credit Co., 1.684%, 09/08/2017	24,837

Food & Beverage - 2.62%
25,000	Beam, Inc., 1.750%, 06/15/2018	24,894
20,000	Conagra Foods, Inc., 1.900%, 01/25/2018	19,868
		44,762
Gold & Silver Ores - 1.44%
25,000	Goldcorp., Inc., 2.125%, 03/15/2018	24,708

Integrated Oils - 2.85%
25,000	Petrobras Global Fin, 2.000%, 05/20/2016	24,000
30,000	Petrobras International Fin, 5.875%, 03/01/2018	24,750
		48,750
Oil & Gas Field Machinery & Equipment - 1.87%
35,000	Transocean, Inc., 6.000%, 03/15/2018	32,025

Media Diversified - 4.27%
75,000	Viacom, Inc., 2.200%, 04/01/2019	73,122

Medical-HMO - 1.46%
25,000	Catholic Health Init, 1.600%, 11/01/2017	24,932

Metal Mining - 0.95%
20,000	Teck Resources, Ltd., 2.500%, 02/01/2018	16,187

Services-High School - 2.97%
50,000	Jefferson Union HS, 2.000%, 08/01/2018	50,827

Steel-Products - 2.96%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	50,675

Telephone-Integrated - 1.80%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	30,825

Travel & Lodging - 1.76%
30,000	Carnival Corp., SR NT, 1.200%, 02/05/2016	30,032

Water, Sewer, Pipeline - 1.44%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	24,595

Wholesale-Hardware - 1.46%
25,000	Intel Corp., 1.35%, 12/15/2017	24,955

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,433,373) - 83.47%		1,428,141

EXCHANGE TRADED FUNDS - 8.71%

820	iShares TIPS Bond ETF	90,766
1,000	SPDR Barclays Short Term Treasury ETF	30,370
150	Vanguard Short-Term Corp Bond Index ETF	11,956
300	Vanguard Mortgage-Backed Securities ETF	16,008

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $162,123) - 8.71%		149,100

REAL ESTATE INVESTMENT TRUSTS - 5.90%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	100,992

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 5.90%		100,992

REVENUE BONDS - 1.36%
50,000	Puerto Rico Gvt Dev BK 3.875%, 02/01/2017	23,253

TOTAL FOR REVENUE BONDS (Cost $50,125) - 1.36%		23,253

SHORT TERM INVESTMENTS - 0.06%
1,103	Federated Prime Obligation Fund-Institutional Shares 0.11% * (Cost $1,103)	1,103

TOTAL INVESTMENTS (Cost $1,724,640) ** - 99.51%		$ 1,702,589

OTHER ASSETS LESS LIABILITIES - 0.49%		8,338

NET ASSETS - 100.00%		$ 1,710,927

* Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

** At September 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,724,640 amounted to $22,053, which consisted of aggregate gross unrealized appreciation of $21,540 and aggregate gross unrealized depreciation of $43,593.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,724,640 amounted to $22,053, which consisted of aggregate gross unrealized appreciation of $21,540 and aggregate gross unrealized depreciation of $43,593.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$149,100	$0	$0	$149,100
Convertible Bonds	$0	$1,428,141	$0	$1,428,141
REITS	100,992	$0	$0	$100,992
Revenue Bonds	23,253	$0	$0	23,253
Cash Equivalents	$1,103	$0	$0	$1,103
Total	$274,448	$1,428,141	$0	$1,702,589

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 97.71%

Aerospace & Defense - 7.22%
65,000	L-3 Communications Corp., 1.500%, 05/28/2017	$ 64,406

Banking - 9.00%
30,000	Barclays BK Delaware CD, 1.150%, 07/03/2017	30,029
50,000	Sallie Mae/Salt Lake CD, 1.200%, 11/07/2016	50,291
		80,320
Banks-Domestic MTN - 2.80%
25,000	Credit Suisse NY MTN, 1.375%, 05/26/2017	24,977

Commerce-Banks Eastern US - 2.82%
25,000	Discover Bank CD, 2.050%, 10/09/2018	25,204

Commerce-US Banks Domestic - 19.55%
20,000	GE Capital Retail Bank CD, 1.150%, 05/23/2017	20,040
50,000	GE Capital Retail Bank CD, 1.050%, 02/28/2017	50,209
25,000	Goldman Sachs Bank USA CD, 1.000%, 02/06/2017	25,062
49,000	Goldman Sachs Bank USA CD, 1.050%, 04/17/2017	49,135
30,000	Synchrony Bank CD, 1.100%, 06/13/2017	30,039
		174,485
Commercial Services-Finance - 6.11%
30,000	Air Lease Corp., 2.125%, 01/15/2018	29,700
25,000	Gatx Corp. SR NT, 1.250%, 03/04/2017	24,868
		54,568
Communications Services, NEC - 7.27%
40,000	AT&T, Inc., 1.400%, 12/01/2017	39,815
25,000	BPCE Global NT, 1.700%, 04/25/2016	25,098
		64,913
Diversified Banking Institution - 11.80%
40,000	Ally Bank CD 1.100%, 08/22/2016	40,198
25,000	Bank of America Corp., 1.250%, 01/11/2016	25,037
40,000	Citigroup, Inc., 1.300%, 04/01/2016	40,074
		105,309
Exploration & Production - 3.36%
30,000	CNOOC Finance 2013, Ltd. SR NT, 1.125%, 05/09/2016	29,962

Finance Investor Broker-Banker - 2.81%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	25,064

Home Improvement - 2.80%
25,000	Whirlpool Corp. SR Global, 1.350%, 03/01/2017	25,004

Integrated Oils - 6.45%
60,000	Petrobras Global Fin, 2.000%, 05/20/2016	57,600

Oil & Gas Field Services, NEC - 3.35%
30,000	FMC Technologies, Inc., 2.000%, 10/01/2017	29,913

Services-Health Services - 2.79%
25,000	AmerisourceBergen Corp., 1.150%, 05/15/2017	24,902

Short Term Corporate - 3.94%
35,000	Nomura Holdings, Inc., 2.000%, 09/13/2016	35,175

Services-High School - 5.63%
50,000	Jefferson Union HS, 1.450%, 08/01/2017	50,234

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $872,807) - 97.71%		$ 872,036

EXCHANGE TRADED FUNDS - 0.89%

100	Vanguard Short-Term Corp Bond Index Fund ETF	7,971

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $7,869) - 0.89%		$ 7,971

SHORT TERM INVESTMENTS - 1.03%
9,152	Federated Prime Obligations Fund-Institutional Shares 0.11% * (Cost $9,152)	9,152

TOTAL INVESTMENTS (Cost $889,828) ** - 99.63%		889,159

OTHER ASSETS LESS LIABILITIES - 0.37%		3,294

NET ASSETS - 100.00%		$ 892,453

* Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

** At September 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $889,828 amounted to $669, which consisted of aggregate gross unrealized appreciation of $3,407 and aggregate gross unrealized depreciation of $4,076.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $889,828 amounted to $669, which consisted of aggregate gross unrealized appreciation of $3,407 and aggregate gross unrealized depreciation of $4,076.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,971	$0	$0	$7,971
Convertible Bonds	$0	$872,036	$0	$872,036
Cash Equivalents	$9,152	$0	$0	$9,152
Total	$17,123	$872,036	$0	$889,159

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 20.23%

Air Courier Services - 0.47%
100	FedEx Corp.	$ 14,398

Air Transportation, Scheduled - 0.38%
300	American Airlines Group, Inc.	11,649

Aircraft - 0.85%
200	Boeing Co.	26,190

Beverages - 0.91%
300	PepsiCo, Inc.	28,290

Converted Paper & Paperboard Products - 0.88%
250	Kimberly Clark Corp.	27,260

Crude Petroleum & Natural Gas - 0.39%
200	Anadarko Petroleum Corp.	12,078

Electric Services - 2.32%
1,100	PPL Corp.	36,179
800	Southern Co.	35,760
		71,939
Electronic Computers - 0.36%
100	Apple, Inc.	11,030

Heavy Construction Other Than Blgs Const - Contractors - 0.12%
100	Jacobs Engineering Group, Inc. *	3,743

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.54%
700	V.F. Corp.	47,747

National Commercial Banks - 2.03%
300	Capital One Financial Corp.	21,756
800	Wells Fargo & Co.	41,080
		62,836
Oil & Gas Field Machinery & Equipment - 0.24%
200	National Oilwell Varco, Inc.	7,530

Pharmaceutical Preparations - 2.61%
300	Johnson & Johnson	28,005
700	Mylan, Inc. *	28,182
600	Zoetis, Inc.	24,708
		80,895
Railroads, Line-Haul Operating - 0.29%
100	Kansas City Southern	9,088

Retail-Drug Stores & Proprietary Stores - 0.40%
150	Walgreens Boots Alliance, Inc.	12,465

Retail-Grocery Stores - 0.31%
450	Sprouts Farmers Market, Inc. *	9,495

Retail-Variety Stores - 1.40%
300	Costco Wholesale Corp.	43,371

Semiconductors & Related Devices - 1.11%
800	Microchip Technology, Inc.	34,472

Services- Equipment Rental & Leasing - 1.58%
1,000	Air Lease Corp.	30,920
300	United Rentals, Inc. *	18,015
		48,935
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.23%
100	Procter & Gamble Co.	7,194

Telephone Communications - 0.70%
500	Verizon Communications, Inc.	21,755

Wholesale-Groceries, General Line - 1.10%
700	United National Foods, Inc. *	33,957

TOTAL FOR COMMON STOCK (Cost $592,507) - 20.23%		$ 626,317

EXCHANGE TRADED FUNDS - 26.18%

950	Consumer Discretionary SPDR ETF	$ 70,547
1,600	Consumer Staples Select Sector SPDR ETF	75,504
1,200	First Trust Ise Cloud Computing Index ETF	33,660
300	iShares Core S&P 500 ETF	57,813
100	iShares NASDAQ Biotechnology ETF	30,333
2,350	iShares Russell Midcap Growth Index Fund ETF	208,234
250	iShares U.S. Healthcare ETF	34,980
400	iShares U.S. Medical Devices ETF	44,516
200	iShares U.S. Real Estate ETF	14,190
500	iShares U.S. Technology ETF	49,450
100	Market Vectors-Agribusiness ETF	4,584
350	PowerShares QQQ Trust, Series 1 ETF	35,616
1,500	PureFunds ISE Cyber Security ETF	37,875
300	Vanguard Consumer Discretionary ETF	35,352
400	Vanguard Dividend Apprecation ETF	29,496
550	Vanguard REIT Index ETF	41,547
100	WisdomTree Total Earnings ETF	6,751

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $675,117) - 26.18%		$ 810,448

LIMITED PARTNERSHIP - 1.02%

1,000	Blackstone Group L.P.	$ 31,670

TOTAL FOR LIMITED PARTNERSHIPS (Cost $35,076) - 1.02%		$ 31,670

OPEN-END MUTUAL FUNDS - 46.07%

7,253	AF Fundamental Investors Fund Class F-1	$ 353,657
9,994	AMG Yacktman Service	226,067
12,115	Brown Advisory Growth Equity Fund Institutional	232,856
6,650	Franklin Rising Dividends Fund Class-A	312,634
2,857	Mairs & Power Growth Fund	300,904

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $758,954) - 46.07%		$ 1,426,118

REAL ESTATE INVESTMENT TRUSTS - 3.01%

400	American Tower Corp.	$ 35,192
200	Boston Properties, Inc.	23,680
100	HCP, Inc.	3,725
145	Public Storage, Inc.	30,686

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $77,596) - 3.01%		$ 93,283

SHORT TERM INVESTMENTS - 7.06%
218,442	Federated Prime Obligations Fund-Institutional Shares 0.11% ** (Cost $218,442)	218,442

TOTAL INVESTMENTS (Cost $2,357,693) - 103.59%		3,206,278

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.59%)		(110,979)

NET ASSETS - 100.00%		$ 3,095,299

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

*** At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,357,693 amounted to $848,585, which consisted of aggregate gross unrealized appreciation of $938,825 and aggregate gross unrealized depreciation of $90,240.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,357,693 amounted to $848,585, which consisted of aggregate gross unrealized appreciation of $938,825 and aggregate gross unrealized depreciation of $90,240.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$626,317	$0	$0	$626,317
Exchange Traded Funds	$810,448	$0	$0	$810,448
REIT	$93,283	$0	$0	$93,283
Mutual Funds	$1,426,118	$0	$0	$1,426,118
Limited Partnerships	$31,670	$0	$0	$31,670
Cash Equivalents	$218,442	$0	$0	$218,442
Total	$3,206,278	$0	$0	$3,206,278

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 9.31%

Crude Petroleum & Natural Gas- 0.19%
7,000	Pengrowth Energy Corp.	$ 6,020

Footwear, (No Rubber) - 0.92%
800	Steve Madden Ltd. *	29,296

Mining & Quarrying of Nonmetals - 0.18%
400	U.S. Silica Holdings, Inc.	5,636

Miscellaneous Food Preparation - 1.40%
5,000	Inventure Foods, Inc. *	44,400

Perfumes, Cosmetics & Other Toiletries - 0.74%
1,300	United Guardian, Inc.	23,426

Petroleum Refining - 0.45%
350	BP Prudhoe Bay Royalty Trust Co.	14,382

Pharmaceutical Preparations- 0.92%
20,000	Apricus Biosciences, Inc. *	29,200

Retail-Eating Places - 1.14%
800	Fiesta Restaurant Group, Inc. *	36,296

Services-Computer Integrated Systems - 0.59%
1,500	Quality Systems, Inc.	18,720

Services-Computer Processing & Data Preparation - 0.93%
7,000	Zix Corp. *	29,470

Telephone Communications - 0.38%
15,500	Elephant Talk Communications Corp. *	6,510
3,000	Fusion Telecommunications International, Inc. *	5,640
		12,150
Wholesale-Hardware & Plumbing - 1.49%
400	Watsco, Inc.	47,392

TOTAL FOR COMMON STOCK (Cost $337,050) - 9.31%		$ 296,388

EXCHANGE TRADED FUNDS - 39.89%

2,500	iShares MicroCap ETF	174,375
1,000	iShares Russell 2000 Value Fund ETF	90,100
4,750	iShares S&P Smallcap 600 Growth ETF	570,618
1,100	PowerShares Global Water Portfolio ETF	22,121
600	WisdomTree Midcap Earnings Fund ETF	51,552
4,500	WisdomTree Smallcap Dividend Index Fund ETF	283,500
1,050	WisdomTree Smallcap Earnings Fund ETF	77,175

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $936,160) - 39.89%		$ 1,269,441

OPEN-END MUTUAL FUNDS - 44.33%

10,306	Columbia Acorn Fund Class-Z	$ 301,657
3,982	Franklin MicroCap Value Fund Class-A	124,970
2,641	Hancock Horizon Burkenroad Small Cap Fund Class-D	140,295
3,797	Satuit Capital U.S. Emerging Companies Fund	113,162
12,278	The Aberdeen Small Cap Fund Class-A *	307,309
4,829	Touchstone Small Cap Core Fund Class-Y	86,576
57,510	Wasatch Smallcap Value Fund *	337,007

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,117,358) - 44.33%		$ 1,410,976

REAL ESTATE INVESTMENT TRUSTS - 2.49%
700	Eastgroup Properties, Inc.	37,926
1,800	Medical Properties Trust, Inc.	19,908
1,000	One Liberties Properties, Inc.	21,330

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $72,789) - 2.49%		$ 79,164

SHORT TERM INVESTMENTS - 9.81%
312,174	Federated Prime Obligations Fund-Institutional Shares 0.11% ** (Cost $312,174)	312,174

TOTAL INVESTMENTS (Cost $2,775,531) *** - 105.83%		3,368,143

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.83%)		(185,438)

NET ASSETS - 100.00%		$ 3,182,705

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

*** At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,775,531 amounted to $592,607, which consisted of aggregate gross unrealized appreciation of $708,228 and aggregate gross unrealized depreciation of $115,621.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,775,531 amounted to $592,607, which consisted of aggregate gross unrealized appreciation of $708,228 and aggregate gross unrealized depreciation of $115,621.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$296,388	$0	$0	$296,388
Exchange Traded Funds	$1,269,441	$0	$0	$1,269,441
REITS	$79,164	$0	$0	$79,164
Mutual Funds	$1,410,976	$0	$0	$1,410,976
Cash Equivalents	$312,174	$0	$0	$312,174
Total	$3,368,143	$0	$0	$3,368,143

	Staar International Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 3.89%

Agricultural Chemicals - 0.19%
200	Potash Corp. of Saskatchewan, Inc.	$ 4,110

Beverages - 1.01%
200	Diageo Plc ADR	21,558

Crude Petroleum & Natural Gas - 0.10%
2,500	Pengrowth Energy Corp.	2,150

Motor Vehicles & Passenger Carriers - 0.21%
200	Tata Motors, Ltd. ADR *	4,500

Petroleum Refining - 0.27%
400	Statoil ASA ADR	5,824

Services-Business Services - 1.39%
300	Accenture International Equity Fund	29,478

Services-Equipment Rental & Leasing - 0.39%
500	Textainer Group Holding, Ltd.	8,245

Telephone Communication - 0.32%
16,000	Elephant Talk Communications Corp. *	6,720

TOTAL FOR COMMON STOCK (Cost $109,954) - 3.89%		$ 82,585

EXCHANGE TRADED FUNDS - 29.88%

1,300	Builders Emerging Markets 50 ADR Index ETF	$ 36,338
3,700	DB X-Trackers MSCI EAFE Hedged Equity Fund	96,496
3,500	First Trust Dorsey Wright International Focus 5 Index ETF	59,780
300	First Trust ISE Chindia Indes ETF	7,647
600	iShares MSCI Australia ETF	10,752
500	iShares MSCI EAFE Index ETF	28,660
400	iShares MSCI Emerging Markets ETF	13,112
1,100	iShares MSCI Singapore ETF	11,187
900	iShares MSCI Sweden ETF	26,127
1,100	iShares MSCI Switzerland Capped ETF	33,649
400	SPDR S&P Emerging Asia Pacific ETF	29,072
500	Vanguard Global Ex-U.S. Real Estate ETF	25,485
1,400	WisdomTree International High Dividend Fund	52,402
1,300	WisdomTree International Dividend Top 100 Fund ETF	49,556
2,800	WisdomTree International Small Cap Dividend Fund ETF	154,476

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $673,991) - 29.88%		$ 634,739

OPEN-END MUTUAL FUNDS - 61.77%
5,024	American Europacific Growth Fund Class-F-1	$ 227,157
2,877	Calamos International Growth Class-A	46,692
4,203	Harbor International Institutional Class	254,575
3,916	Putnam International Capital Opportunity Fund Class-A	131,711
13,801	Saturna Sextant International	192,662
19,125	T. Rowe Price International Growth & Income Fund	249,771
6,502	Templeton Developing Markets Fund Class-A	87,315
10,247	The Aberdeen International Equity Fund Institutional Service Class	122,245

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,007,303) - 61.77%		$ 1,312,128

SHORT TERM INVESTMENTS - 8.25%
175,351	Federated Prime Obligations Fund-Institutional Shares 0.11% ** (Cost $175,351)	175,351

TOTAL INVESTMENTS (Cost $1,966,600) *** - 103.79%		2,204,803

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.79%)		(80,461)

NET ASSETS - 100.00%		$ 2,124,342

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

*** At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,966,600 amounted to $238,203, which consisted of aggregate gross unrealized appreciation of $350,768 and aggregate gross unrealized depreciation of $112,565.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,966,600 amounted to $238,203, which consisted of aggregate gross unrealized appreciation of $350,768 and aggregate gross unrealized depreciation of $112,565.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$82,585	$0	$0	$82,585
Exchange Traded Funds	$634,739	$0	$0	$634,739
Mutual Funds	$1,312,128	$0	$0	$1,312,128
Cash Equivalents	$175,351	$0	$0	$175,351
Total	$2,204,803	$0	$0	$2,204,803

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 23.13%

Agriculture Production-Crops - 0.26%
1,000	Adecoagro S.A. *	$ 7,960

Air Courier Services - 0.23%
50	FedEx Corp.	7,199

Air Transportation, Scheduled - 0.37%
300	American Airlines Group, Inc.	11,649

Aircraft - 0.84%
200	Boeing Co.	26,190

Beverages - 1.04%
300	Diageo Plc ADR	32,337

Converted Paper & Paper Products (No Containers/Boxes) - 1.05%
300	Kimberly Clark Corp.	32,712

Crude Petroleum & Natural Gas - 0.54%
200	Anadarko Petroleum Corp.	12,078
5,500	Pengrowth Energy Corp.	4,730
		16,808
Electric Services - 1.63%
1,000	PPL Corp.	32,890
400	Southern Co.	17,880
		50,770
Electronic Computers - 0.35%
100	Apple, Inc.	11,030

Heavy Construction Other Than - 0.24%
200	Jacobs Engineering Group, Inc. *	7,486

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.53%
700	V.F. Corp.	47,747

Mining & Quarrying of Nonmetal - 0.23%
500	U.S. Silica Holdings, Inc.	7,045

Miscellaneous Food Preparation - 1.14%
4,000	Inventure Foods, Inc. *	35,520

Perfumes, Cosmetics & Other Toilet Preparations - 0.87%
1,500	United Guardian, Inc.	27,030

Petroleum Refining - 0.61%
1,300	Statoil ASA ADR	18,928

Pharmaceutical Preparations - 2.47%
5,200	Apricus Biosciences, Inc. *	7,592
400	Bristol Myers Squibb Co.	23,680
101	Johnson & Johnson	9,428
600	Mylan, Inc. *	24,156
300	Zoetis, Inc.	12,354
		77,210
Retail-Eating Places - 1.16%
800	Fiesta Restaurant Group, Inc. *	36,296

Retail-Grocery Stores - 0.68%
1,000	Sprouts Farmers Market, Inc. *	21,100

Retail-Variety Stores - 1.39%
300	Costco Wholesale Corp.	43,371

Services-Business Services, NEC - 0.94%
300	Accenture Plc. Class-A	29,478

Services-Computer Processing - 0.81%
6,000	Zix Corp. *	25,260

Services-Computer Programming - 0.49%
25	Alphabet, Inc.	15,211

Services-Equipment Rental & Leasing, NEC - 1.89%
600	Air Lease Corp.	18,552
1,000	Textainer Group Holding Ltd.	16,490
400	United Rentals, Inc. *	24,020
		59,062
State Commercial Banks - 0.87%
400	Northern Trust Corp.	27,264

Telephone Communications - 0.90%
1,000	Fusion Telecommunications International, Inc. *	1,880
600	Verizon Communications, Inc.	26,106
		27,986
Wholesale-Groceries, General Line - 0.62%
400	United Natural Foods, Inc. *	19,404

TOTAL FOR COMMON STOCK (Cost $704,737) - 23.13%		$ 722,053

EXCHANGE TRADED FUNDS - 31.39%

700	Builders Emerging Markets 50 ADR Index Fund ETF	$ 19,566
600	Consumer Discretionary Select Sector SPDR ETF	44,556
800	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF	20,864
500	First Trust Dorsey Wright Focus 5 ETF	10,965
600	First Trust Dorsey Wright International Focus 5 ETF	10,248
500	IQ Global Agribusiness Small Cap ETF	12,695
400	iShares Global Healthcare ETF	39,388
800	iShares Global Infrastructure ETF	30,184
400	iShares MicroCap Index Fund ETF	27,900
300	iShares MSCI EAFE Index ETF	17,196
800	iShares MSCI Singapore ETF	8,136
150	iShares NASDAQ Biotechnology ETF	45,500
300	iShares Russell 2000 ETF	32,760
1,500	iShares Russell Midcap Growth ETF	132,915
700	iShares S&P Global Energy Sector Index Fund ETF	20,083
600	iShares S&P Global Technology Sector Fund ETF	53,982
450	iShares S&P Smallcap 600 Growth Fund ETF	54,059
200	iShares US Healthcare ETF	27,984
400	iShares US Medical Devices ETF	44,516
900	iShares US Technology ETF	89,010
700	Market Vectors-Agribusiness ETF	32,088
1,500	PowerShares Global Water Portfolio ETF	30,165
400	PowerShares QQQ ETF	40,704
1,000	PureFunds ISE Cyber Security ETF *	25,250
100	SPDR S&P Emerging Asia Pacific Fund ETF	7,268
600	Vanguard REIT Index ETF	45,324
400	WisdomTree International Small Cap Dividend Fund ETF	22,068
400	WisdomTree Midcap Earnings Fund ETF	34,368

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $803,187) - 31.39%		$ 979,742

LIMITED PARTNERSHIPS - 0.41%
400	Blackstone Group L.P.	12,668

TOTAL FOR LIMITED PARTNERSHIPS (Cost $14,327) - 0.41%		$ 12,668

OPEN-END MUTUAL FUNDS - 37.01%

1,937	American Smallcap World Fund Class-F-1	$ 86,421
8,309	Franklin Mutual Global Discovery Fund Class-A	249,859
4,140	Franklin Natural Resources Fund Class-A	89,581
11,883	Live Oak Health Sciences Fund	244,072
7,889	Matthews Asian Growth & Income Fund	130,402
247	Permanent Portfolio Fund	9,204
1,946	Vanguard Energy Fund	82,514
1,233	Vanguard Health Care Fund	263,252

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $808,279) - 37.01%		$ 1,155,305

REAL ESTATE INVESTMENT TRUSTS - 4.36%
350	American Tower Corp.	$ 30,793
100	Boston Properties, Inc.	11,840
500	Eastgroup Properties, Inc.	27,090
500	HCP, Inc.	18,625
2,000	Medical Properties Trust, Inc.	22,120
1,200	One Liberties Properties, Inc.	25,596

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $134,584) - 4.36%		$ 136,064

SHORT TERM INVESTMENTS - 9.59%
299,454	Federated Prime Obligations Fund-Institutional Shares 0.11%** (Cost $299,454)	299,454

TOTAL INVESTMENTS (Cost $2,764,569) - 105.89%		$ 3,305,286

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.89%)		(183,940)

NET ASSETS - 100.00%		$ 3,121,346

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2015.

*** At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,764,569 amounted to $540,706, which consisted of aggregate gross unrealized appreciation of $696,590 and aggregate gross unrealized depreciation of $155,884.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,764,569 amounted to $540,706, which consisted of aggregate gross unrealized appreciation of $696,590 and aggregate gross unrealized depreciation of $155,884.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$722,053	$0	$0	$722,053
Exchange Traded Funds	$979,742	$0	$0	$979,742
REITS	$136,064	$0	$0	$136,064
Limited Partnerships	$12,668	$0	$0	$12,668
Mutual Funds	$1,155,305	$0	$0	$1,155,305
Cash Equivalents	$299,454	$0	$0	$299,454
Total	$3,305,286	$0	$0	$3,305,286

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: November 25, 2015

The STAAR Investment Trust

(Registrant)

Date: November 25, 2015